Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2023 and 2024:

	Digital Service Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2022:
Goodwill	¥—	¥144,793	¥736,002	¥235,794	¥2,300	¥1,118,889
Accumulated impairment losses(1)	—	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	—	(2,415)	(89,371)	—	—	(91,786)
	—	78,985	900	221,426	2,300	303,611
Impairment loss	—	—	—	(33,553)	—	(33,553)
Foreign currency translation adjustments and other	—	9,683	(900)	17,931	—	26,714
Balance at March 31, 2023:
Goodwill(3)	—	152,236	481,263	253,725	2,300	889,524
Accumulated impairment losses(3)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥—	¥88,668	¥—	¥205,804	¥2,300	¥296,772
Goodwill acquired during the fiscal year(4)	15,884	—	94,018	63,063	—	172,965
Foreign currency translation adjustments and other	—	6,995	(556)	14,168	—	20,607
Balance at March 31, 2024:
Goodwill	15,884	159,231	574,725	330,956	2,300	1,083,096
Accumulated impairment losses	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥15,884	¥95,663	¥93,462	¥283,035	¥2,300	¥490,344

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which was reclassified as held for sale, and then sold on December 1, 2022.
(3)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.
(4)Goodwill acquired during the fiscal year ended March 31, 2024, mainly relate to the acquisitions described in Note2.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2023 and 2024:

	2023			2024
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,440,220	¥2,606,923	¥833,297	¥3,789,481	¥2,862,485	¥926,996
Customer relationships	552,204	319,293	232,911	555,018	288,857	266,161
Core deposit intangibles	119,555	69,379	50,176	129,714	85,010	44,704
Trade names	79,861	41,090	38,771	84,584	45,784	38,800
Other	17,861	6,751	11,110	23,059	8,933	14,126
Total	¥4,209,701	¥3,043,436	1,166,265	¥4,581,856	¥3,291,069	1,290,787
Intangible assets not subject to amortization:
Other			7,958			8,179
Total			¥1,174,223			¥1,298,966

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2025	¥306,050
2026	257,718
2027	209,648
2028	169,844
2029	120,996